EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY	6 Months Ended
Jun. 30, 2022
Interests in other entities [Abstract]
Equity Accounting Method Investment Continuity	Equity Accounting Method Investment Continuity

	Kibali	Jabal Sayid	Zaldívar	Other	Total
At January 1, 2021	$3,279	$369	$967	$55	$4,670
Equity pick-up from equity investees	219	159	68	—	446
Dividends received from equity investees	(231)	(146)	(142)	(1)	(520)
Shareholder loan repayment	—	—	—	(2)	(2)
At December 31, 2021	$3,267	$382	$893	$52	$4,594
Equity pick-up from equity investees	66	73	49	—	188
Dividends received from equity investees	(549)	(70)	(50)	—	(669)
At June 30, 2022	$2,784	$385	$892	$52	$4,113
In 2022, Kibali Goldmines SA repaid a portion of its shareholder loans establishing an additional ongoing mechanism for the repatriation of cash from the Democratic Republic of Congo. For the six months ended June 30, 2022, the repatriation of this cash has resulted in the payment of dividends of $549 million to the Barrick entity that holds the indirect 45% interest in Kibali Goldmines SA.